Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 760,414	$ 710,261
Non-Accrual	1,983	1,926
Total Past Due and Non-Accrual	3,921	3,844
Total Loans	764,335	714,105
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,310	1,613
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	132	304
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	496	1
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	233,291	234,790
Non-Accrual	1,706	1,136
Total Past Due and Non-Accrual	2,468	2,387
Total Loans	235,759	237,177
Residential Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	594	986
Residential Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	81	264
Residential Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	87	1
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	341,602	318,979
Non-Accrual	277	762
Total Past Due and Non-Accrual	1,332	1,208
Total Loans	342,934	320,187
Commercial Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	646	445
Commercial Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	1
Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	409	0
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,228	19,681
Non-Accrual	0	28
Total Past Due and Non-Accrual		28
Total Loans	17,228	19,709
Construction Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0
Construction Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Construction Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	97,424	85,355
Non-Accrual	0	0
Total Past Due and Non-Accrual	37	153
Total Loans	97,461	85,508
Commercial, Financial And Agricultural [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	10	143
Commercial, Financial And Agricultural [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	27	10
Commercial, Financial And Agricultural [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Consumer Loans To Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	70,869	51,456
Non-Accrual	0	0
Total Past Due and Non-Accrual	84	68
Total Loans	70,953	51,524
Consumer Loans To Individuals [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	60	39
Consumer Loans To Individuals [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	24	29
Consumer Loans To Individuals [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 0	$ 0